Equity reserves and long-term incentive plan awards - disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Share yr $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	12,575,335	8,497,170	11,680,170
Weighted average remaining contractual life of outstanding share options	3 years 2 months 15 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.97	$ 1.04	$ 1.61
Number of share options exercisable in share-based payment arrangement | Share	4,573,660
Weighted average remaining contractual life of exercisable share options | yr	2.25
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.19
C$0.00-C$1.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	9,047,335
Weighted average remaining contractual life of outstanding share options	3 years 8 months 15 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.76
Number of share options exercisable in share-based payment arrangement | Share	1,735,998
Weighted average remaining contractual life of exercisable share options | yr	2.95
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.69
C$0.00-C$1.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	0
C$0.00-C$1.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 1
C$1.01 - C$ 2.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	3,285,000
Weighted average remaining contractual life of outstanding share options	1 year 11 months 4 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.44
Number of share options exercisable in share-based payment arrangement | Share	2,594,662
Weighted average remaining contractual life of exercisable share options | yr	1.84
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.43
C$1.01 - C$ 2.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 2
C$2.01 - C$3.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	243,000
Weighted average remaining contractual life of outstanding share options	1 year 7 months 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.2
Number of share options exercisable in share-based payment arrangement | Share	243,000
Weighted average remaining contractual life of exercisable share options | yr	1.63
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.2
C$2.01 - C$3.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 3